Goodwill and intangible assets with indefinite useful lives - schedule of goodwill and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 2,994	€ 3,405
Transfers to Assets held for sale	0
Translation differences and Other	142	(411)
Intangible assets and goodwill	3,136	2,994
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	10,396	11,817
Transfers to Assets held for sale	63
Translation differences and Other	501	(1,421)
Intangible assets and goodwill	10,834	10,396
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	10,850	12,299
Transfers to Assets held for sale	96
Translation differences and Other	500	(1,449)
Intangible assets and goodwill	11,254	10,850
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(454)	(482)
Transfers to Assets held for sale	(33)
Translation differences and Other	1	28
Intangible assets and goodwill	(420)	(454)
Goodwill and intangible assets with indefinite useful lives
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	13,390	15,222
Transfers to Assets held for sale	63
Translation differences and Other	643	(1,832)
Intangible assets and goodwill	€ 13,970	€ 13,390